Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
BORROWINGS
BORROWINGS

The following table summarizes the Company's outstanding debt as of December 31, 2017 (dollars in thousands):

	Borrowed Balance	Effective Rate	Contract Maturity
Unsecured debt
Variable rate revolving credit facility	$410,000	2.5%	4/15/2020
Fixed rate senior notes	2,292,000	4.0%	11/13/2024
Term loans fixed with swaps	550,000	3.0%	4/17/2018
Variable rate term loans	300,000	2.3%	8/29/2020
Fair market value adjustments, debt issuance costs and discounts	(26,235)
Total unsecured debt	$3,525,765	3.5%	12/19/2022

Fixed rate secured debt
Individual property mortgages	$882,752	4.0%	10/9/2019

Variable rate secured debt (1)
Fannie Mae Facility	80,000	1.8%	12/1/2018

Fair market value adjustments and debt issuance costs	13,540
Total secured debt	$976,292	3.8%	9/13/2019

Total outstanding debt	$4,502,057	3.6%	3/11/2022
(1) Includes capped balances

Unsecured Revolving Credit Facility

The Company maintains a $1.0 billion unsecured credit facility with a syndicate of banks led by KeyBank National Association, or the KeyBank Facility. The KeyBank Facility includes an expansion option up to $1.5 billion. The KeyBank Facility bears an interest rate of the London Interbank Offered Rate, or LIBOR, plus a spread of 0.85% to 1.55% based on an investment grade pricing grid and is currently bearing interest at 2.47%. The KeyBank Facility expires in April 2020 with an option to extend for an additional six months. At December 31, 2017, the Company had $410.0 million outstanding under the facility with another approximate $2.5 million of additional capacity used to support outstanding letters of credit. During the year ended December 31, 2017, the facility balance decreased by $80.0 million as result of $885.0 million in payments to the facility offset by $805.0 million in proceeds from the facility.

Senior Unsecured Notes

As of December 31, 2017, the Company had approximately $2.0 billion in principal amount of publicly issued senior unsecured notes and $292.0 million of privately placed senior unsecured notes. These senior unsecured notes had maturities at issuance ranging from seven to twelve years, averaging 6.9 years remaining until maturity as of December 31, 2017.

In May 2017, the Operating Partnership publicly issued $600.0 million in aggregate principal amount of notes, maturing on June 1, 2027 with an interest rate of 3.60% per annum, or the 2027 Notes. The purchase price paid by the initial purchasers was 99.58% of the principal amount. The 2027 Notes are general unsecured senior obligations of the Operating Partnership and rank equally in right of payment with all other senior unsecured indebtedness of the Operating Partnership. Interest on the 2027 Notes is payable on June 1 and December 1 of each year, beginning on December 1, 2017. The net proceeds from the offering, after deducting the original issue discount of approximately $2.5 million and underwriting commissions and expenses of approximately $3.9 million, were approximately $593.6 million. The 2027 Notes have been reflected net of discount and debt issuance costs in the Consolidated Balance Sheets. In connection with the issuance of the 2027 Notes, the Operating Partnership cash settled $300 million in forward interest rate swap agreements. After considering the forward interest rate swaps, the effective interest rate of the 2027 Notes was 3.68% over the ten year term.

In July 2017, the Company retired $150.0 million of senior unsecured notes that had been assumed as part of the Merger. The notes were scheduled to mature in October 2017.

In November 2017, the Company retired $18.0 million of privately placed senior unsecured notes at maturity.

Unsecured Term Loans

The Company maintains four term loans with a syndicate of banks, one led by KeyBank National Association, or KeyBank, two by Wells Fargo Bank, N.A., or Wells Fargo, and one by U.S. Bank National Association, or U.S. Bank, respectively. The KeyBank term loan has a balance of $150.0 million, matures in 2021, and has a variable interest rate of LIBOR plus a spread of 0.90% to 1.75% based on the Company's credit ratings. The Wells Fargo term loans have balances of $250.0 million and $300.0 million, respectively, mature in 2018 and 2022, respectively, and have variable interest rates of LIBOR plus spreads of 0.90% to 1.90% and 0.90% to 1.75%, respectively, based on the Company's credit ratings. The U.S. Bank term loan has a balance of $150.0 million, matures in 2020, and has a variable interest rate of LIBOR plus a spread of 0.90% to 1.90% based on the Company's credit ratings.

Secured Property Mortgages

As of December 31, 2017, the Company had $882.8 million of fixed rate conventional property mortgages with an average interest rate of 4.0% and an average maturity in 2019.

In February 2017, the Company retired a $15.8 million mortgage associated with the Grand Cypress apartment community. The mortgage was scheduled to mature in August 2017.

In May 2017, the Company retired a $156.4 million mortgage associated with the following apartment communities: CG at Edgewater, CG at Madison, CG at Seven Oaks, CG at Town Park, CG at Barrett Creek, CG at River Oaks, and CG at Huntersville. The mortgage was scheduled to mature in June 2019.

In September 2017, the Company retired a $13.9 million mortgage associated with the Venue at Stonebridge Ranch. The mortgage was scheduled to mature in December 2017.

In December 2017, the Company retired a $20.1 million mortgage associated with La Valencia at Starwood. The mortgage was scheduled to mature in March 2018.

In December 2017, the Company retired a $27.4 million mortgage associated with CG at Trinity Commons. The mortgage was scheduled to mature in April 2018.

In addition to these retirements, the Company paid $12.0 million associated with property mortgage principal amortizations during the year ended December 31, 2017.

Secured Credit Facility

The Company maintains a $80.0 million secured credit facility with Prudential Mortgage Capital, which is credit enhanced by the Federal National Mortgage Association, or the Fannie Mae Facility. The Fannie Mae Facility matures in 2018. Borrowings under the Fannie Mae Facility totaled $80.0 million at December 31, 2017, all of which was variable rate at an average interest rate of 1.8%. The available borrowing capacity at December 31, 2017 was $80.0 million. During the year ended December 31, 2017, the Fannie Mae Facility outstanding balance decreased $80.0 million as the result of a November 2017 maturity payment.

The following table summarizes interest rate ranges, maturity and balance of the Company's indebtedness, net of fair market value adjustments, debt issuance costs and discounts, as of December 31, 2017 and the balance of the Company's indebtedness, net of fair market value adjustments, debt issuance costs and discounts, as of December 31, 2016 (dollars in millions):

	December 31, 2017
	Actual Interest Rates	Current Average Interest Rate	Maturity	Balance	Balance as of December 31, 2016
Fixed rate
Unsecured	3.38 - 5.57%	3.97%	2018-2027	$2,292.0	$1,860.0
Secured	3.00 - 5.49%	3.97%	2018-2025	882.8	1,128.3
Interest rate swaps	2.45 - 3.55%	2.96%	2018	550.0	850.0
				$3,724.8	$3,838.3
Variable rate(1)
Unsecured	2.31 - 2.47%	2.41%	2020-2021	$710.0	$490.0
Secured	1.76%	1.76%	2018	55.0	110.0
Secured interest rate cap	1.76%	1.76%	2018	25.0	50.0
				$790.0	$650.0

Fair market value adjustments, debt issuance costs and discounts				(12.7)	11.4
				$4,502.1	$4,499.7

(1) Amounts are adjusted to reflect interest rate swap and cap agreements in effect at December 31, 2017, and 2016, respectively, which results in paying fixed interest payments over the terms of the interest rate swaps and on changes in interest rates above the strike rate of the cap. Rates and maturities for capped balances are for the underlying debt, unless the strike rate has been reached.

The following table includes scheduled principal repayments on the Company's outstanding borrowings at December 31, 2017, as well as the amortization of the fair market value of debt assumed, debt discounts and issuance costs (in thousands):

Year	Amortization	Maturities	Total
2018	$19,016	$418,141	$437,157
2019	4,653	562,784	567,437
2020	1,967	712,456	714,423
2021	(1,462)	340,618	339,156
2022	(2,037)	667,000	664,963
Thereafter	(3,468)	1,782,389	1,778,921
	$18,669	$4,483,388	$4,502,057

Guarantees

MAA fully and unconditionally guarantees the following debt incurred by the Operating Partnership:

•	$80.0 million of the Fannie Mae Facility, all of which has been borrowed as of December 31, 2017; and

•	$292.0 million of the privately placed senior unsecured notes.